Shareholders Equity (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Stock issued for cash at $0.0001 per share, Shares	0.0001	0.0001
Stock issued for cash at $0.05 per share, Shares	0.05	0.05